Income Taxes - Expiration of tax loss carry forwards (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	$ 22,572,223
2025
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	11,897,746
2026
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	329,150
2027
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	236,307
2028
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	1,173,961
2029
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	1,971,490
Thereafter
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	6,963,569
Expire between 2024 and 2033
Income Taxes
Unused tax loss carryforwards for which no deferred taxes were recognized	20,429,815
Certain Mexican subsidiaries
Income Taxes
Utilized tax loss carry forwards	2,848,729	$ 1,656,195	$ 11,944,218
Subsidiaries in Central America, the United States and Europe
Income Taxes
Tax loss carryforwards	1,820,292
Tax loss carryforwards not subject to expiry	$ 1,521,595